UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

MUTUAL FUNDS

John Hancock

Money Market Fund

Annual Report

3.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

Money market yields were extremely volatile during the 12-month period ended March 31, 2008 and ended far lower than where they began. In response to a severe tightening of credit conditions brought on by a softening housing market and the resulting subprime mortgage debacle, the Federal Reserve Board began lowering its federal funds rate to shore up markets and prevent the economy from slipping into a recession. Over the period, the federal funds rate that banks charge each other for overnight loans declined from 5.25% to 2.25%. The money market sector was not immune to the extreme liquidity crunch, which hit the asset-backed commercial paper (ABCP) market in the late summer. Several banks and investment managers were forced to step in and provide capital to support their ABCP programs and money market funds.

“Money market yields were
extremely volatile during the
12-month period ended March 31,
2008 and ended far lower than
where they began.”

Fund yield and performance

On March 31, 2008, John Hancock Money Market Fund’s Class A, Class B and Class C shares had 7-day effective yields of 2.35%, 1.50% and 1.51%, respectively. By comparison, the average taxable money market fund had a 7-day effective yield of 2.38%, according to Lipper, Inc.

For the year ended March 31, 2008, the Fund’s Class A, Class B and Class C shares posted total returns of 4.24%, 3.36% and 3.35%, respectively, at net asset value, compared with the 4.14% return of the average taxable money market fund, according to Lipper, Inc.

Fund moves

The Fund benefited from keeping its weighted average days-to-maturity longer than its peers throughout the period, locking in higher rates ahead of potential cuts. When the liquidity crunch hit the ABCP market, we reduced our exposure to that product and waited for the tone in the market to normalize. In their place, we found value in floating rate securities, which were yielding well above the fed funds target rate due to the turbulence in the credit markets. Also, in a move toward quality and diversification during this turbulent time, we more than doubled our government agency exposure. These conservative moves sheltered the Fund and aided results.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

6	Money Market Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2007, with the same investment held until March 31, 2008.

	Account value on	Ending value on	Expenses paid during
	10-1-07	3-31-08	period ended 3-31-08[1]

Class A	$1,000.00	$1,019.30	$3.74

Class B	1,000.00	1,015.00	7.96

Class C	1,000.00	1,015.00	8.06

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Money Market Fund	7

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2007, with the same investment held until March 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value on	Ending value on	Expenses paid during
	10-1-07	3-31-08	period ended 3-31-08[1]

Class A	$1,000.00	$1,021.30	$3.74

Class B	1,000.00	1,017.10	7.97

Class C	1,000.00	1,017.00	8.07

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

 1 Expenses are equal to the Fund’s annualized expense ratio of 0.74%, 1.58% and 1.60% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

8	Money Market Fund | Annual report

Portfolio summary

Sector distribution[1]
Financial	56%	Materials	3%

Consumer staple	15%	Consumer discretionary	2%

Telecommunication service	10%	Industrials	1%

Government agencies	6%	Utilities	1%

Health care	5%	Other	1%

1 As a percentage of the fund’s total investments on March 31, 2008.

Annual report | Money Market Fund	9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 3-31-08

This schedule is divided into four categories: commercial paper, corporate interest-bearing obligations, U.S. government obligations and repurchase agreements. Commercial paper, corporate interest-bearing obligations and U.S. government obligations are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Quality	Par value
Issuer	rate	date	rating(A)	(000)	Value

Commercial paper 58.26%					$223,052,413

(Cost $223,052,413)

Asset Backed — Finance 2.44%					9,358,023

Ranger Funding Co., LLC	2.780%	04-11-08	Tier 1	$7,000	6,994,594

Ranger Funding Co., LLC	2.900	04-04-08	Tier 1	2,364	2,363,429

Asset Backed — Others 3.66%					13,998,541

Old Line Funding, LLC	2.750	04-02-08	Tier 1	9,000	8,999,313

Old Line Funding, LLC	2.780	04-03-08	Tier 1	5,000	4,999,228

Asset Backed — Loan Receivables 5.22%					19,992,750

Jupiter Securitization Corp.	2.900	04-09-08	Tier 1	10,000	9,993,556

Park Avenue Receivables Corp.	2.850	04-02-08	Tier 1	10,000	9,999,194

Automobiles — Parts & Equipment 1.54%					5,894,820

Autoliv, Inc.	3.150	04-17-08	Tier 2	3,700	3,694,820

BMW AG	2.900	04-01-08	Tier 1	2,200	2,200,000

Banks — Foreign 11.33%					43,357,324

Abbey National Plc	2.410	04-25-08	Tier 1	5,000	4,991,967

Abbey National Plc	2.900	04-04-08	Tier 1	4,000	3,999,033

BNP Paribas	2.415	04-21-08	Tier 1	1,836	1,833,537

BNP Paribas	2.550	04-14-08	Tier 1	5,100	5,095,304

BNP Paribas	2.750	04-14-08	Tier 1	1,365	1,363,645

BNP Paribas	2.800	04-14-08	Tier 1	1,100	1,098,888

Deutsche Bank AG	2.400	04-03-08	Tier 1	5,000	4,999,333

Deutsche Bank AG	2.930	04-07-08	Tier 1	10,000	9,995,117

Royal Bank of Canada	2.600	04-28-08	Tier 1	10,000	9,980,500

Chemicals 3.39%					12,973,898

BASF AG	2.300	05-12-08	Tier 1	8,000	7,979,044

BASF AG	2.850	04-14-08	Tier 1	5,000	4,994,854

Diversified Financial Services 3.70%					14,174,487

General Electric Capital Corp.	4.250	04-21-08	Tier 1	1,500	1,496,458

IBM Corp.	2.620	04-01-08	Tier 1	5,000	5,000,000

IBM Corp.	2.100	06-30-08	Tier 1	4,000	3,979,000

Textron, Inc.	3.150	04-04-08	Tier 2	3,700	3,699,029

See notes to financial statements

10	Money Market Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Quality	Par value
Issuer	rate	date	rating(A)	(000)	Value

Drug Retail 2.59%					$9,924,794

Pfizer, Inc.	2.500%	06-05-08	Tier 1	$4,000	3,981,944

Pfizer, Inc.	2.700	08-06-08	Tier 1	6,000	5,942,850

Electric Utilities 0.95%					3,650,000

Dominion Resources, Inc.	3.430	04-01-08	Tier 2	3,650	3,650,000

Finance — Consumer Loans 1.04%					3,993,131

John Deere Capital Corp.	2.810	04-23-08	Tier 1	4,000	3,993,131

Food 9.23%					35,327,265

Anheuser-Busch Companies, Inc.	3.650	04-07-08	Tier 1	5,000	4,996,958

Cargill, Inc.	2.900	04-28-08	Tier 1	7,000	6,984,775

Cargill, Inc.	2.950	05-05-08	Tier 1	5,000	4,986,069

Cargill, Inc.	6.080	04-24-08	Tier 1	3,366	3,359,463

Coca-Cola Enterprises, Inc.	2.550	04-01-08	Tier 1	5,000	5,000,000

Coca-Cola Enterprises, Inc.	2.750	04-01-08	Tier 1	10,000	10,000,000

Health Care Supplies 4.17%					15,976,539

Procter & Gamble Co.	2.100	05-05-08	Tier 1	5,000	4,990,083

Procter & Gamble Co.	2.580	04-18-08	Tier 1	5,000	4,993,908

Procter & Gamble Co.	2.630	04-18-08	Tier 1	6,000	5,992,548

Investment Banking & Brokerage 2.50%					9,580,504

Bank One Corp.	2.950	04-23-08	Tier 1	5,600	5,589,904

Goldman Sachs Group, Inc.	4.230	04-21-08	Tier 1	4,000	3,990,600

Medical — Health Maintenance Organization 0.97%					3,692,672

Wellpoint, Inc.	3.100	04-24-08	Tier 2	3,700	3,692,672

Telecommunication Services 5.53%					21,157,665

Comcast Corp.	2.950	04-11-08	Tier 2	3,700	3,696,968

Verizon Global Funding Corp.	2.300	04-21-08	Tier 1	7,000	6,991,056

Verizon Global Funding Corp.	2.700	04-10-08	Tier 1	5,000	4,996,625

Verizon Global Funding Corp.	2.950	04-07-08	Tier 1	2,475	2,473,783

Verizon Global Funding Corp.	3.070	04-04-08	Tier 1	3,000	2,999,233

	Interest	Maturity	Quality	Par value
Issuer	rate	date	rating(A)	(000)	Value

Corporate interest-bearing obligations 36.68%					$140,421,280

(Cost $140,421,280)

Asset Backed — Auto Loan 2.35%					8,989,069

Capital Auto Receivables Asset Trust (S)	3.385%	02-17-09	Tier 1	$3,890	3,890,206

Capital Auto Receivables Asset Trust (S)	5.264	09-15-08	Tier 1	664	664,187

Capital Auto Receivables Asset Trust (S)	5.605	08-15-08	Tier 1	218	218,373

Capital Auto Receivables Asset Trust	5.672	09-25-08	Tier 1	116	115,563

Ford Credit Auto Owner Trust (S)	4.018	02-13-09	Tier 1	1,547	1,547,275

Ford Credit Auto Owner Trust (S)	5.292	10-15-08	Tier 1	522	522,084

Honda Auto Receivables Owners Trust	5.565	04-15-08	Tier 1	102	102,096

Hyundai Auto Receivables Trust	5.290	10-15-08	Tier 1	143	143,433

See notes to financial statements

Annual report | Money Market Fund	11

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Quality	Par value
Issuer	rate	date	rating(A)	(000)	Value

Asset Backed — Auto Loan (continued)

Nissan Auto receivables Owner Trust	3.998%	09-15-08	Tier 1	$977	$976,761

Nissan Auto receivables Owner Trust	5.264	10-15-08	Tier 1	809	809,091

Banks — Foreign 2.58%					9,890,889

Abbey National Treasury Services Plc (P)	2.646	09-30-08	Tier 1	2,520	2,519,453

Royal Bank of Canada (P)	2.762	04-16-08	Tier 1	2,370	2,369,917

Royal Bank of Canada	3.800	04-15-08	Tier 1	5,000	5,001,519

Banks — U.S. 9.53%					36,492,820

Bank of America Corp. (P)	3.050	06-13-08	Tier 1	3,000	2,998,482

Bank of America Corp.	3.250	08-15-08	Tier 1	6,920	6,919,503

Bank of America Corp. (P)	3.331	07-25-08	Tier 1	1,610	1,610,050

Bank of America Corp.	5.875	02-15-09	Tier 1	2,183	2,230,546

BankBoston NA	6.375	04-15-08	Tier 1	1,200	1,201,441

Fleet National Bank	5.750	01-15-09	Tier 1	1,645	1,678,194

U.S. Bank NA	5.700	12-15-08	Tier 1	2,805	2,844,504

Wachovia Bank NA	2.645	06-27-08	Tier 1	1,410	1,410,063

Wells Fargo & Company	2.470	04-29-08	Tier 1	8,000	8,000,000

Wells Fargo & Company	3.500	04-04-08	Tier 1	7,600	7,600,037

Diversified Financial Services 2.23%					8,525,156

Citigroup, Inc. (P)	3.162	05-02-08	Tier 1	1,200	1,200,003

General Electric Capital Corp. (P)	2.619	05-19-08	Tier 1	450	449,960

General Electric Capital Corp. (P)	2.941	12-12-08	Tier 1	1,000	1,000,287

General Electric Capital Corp.	3.030	12-09-08	Tier 1	2,962	2,965,170

General Electric Capital Corp. (P)	3.120	05-19-08	Tier 1	1,000	1,000,245

General Electric Capital Corp. (P)	3.160	05-19-08	Tier 1	1,910	1,909,491

Finance 1.43%					5,468,074

Principal Life Insurance (S)	2.800	06-26-08	Tier 1	1,000	997,937

Principal Life Insurance (S)	3.625	04-30-08	Tier 1	4,475	4,470,137

Finance — Auto Loans 1.70%					6,499,375

American Honda Finance Corp. (P)(S)	3.168	05-12-08	Tier 1	1,500	1,500,051

American Honda Finance Corp. (P)(S)	4.616	07-07-08	Tier 1	5,000	4,999,324

Finance — Consumer Loans 3.18%					12,183,184

John Deere Capital Corp. (P)	3.115	06-10-08	Tier 1	7,300	7,300,680

John Deere Capital Corp.	4.500	08-25-08	Tier 1	3,000	2,991,382

John Deere Capital Corp	4.875	03-16-09	Tier 1	1,860	1,891,122

Finance — Credit Card 1.18%					4,500,000

American Express Co.	3.067	09-17-08	Tier 1	4,500	4,500,000

Health Care Supplies 0.43%					1,650,000

Procter & Gamble Co. (P)	3.140	02-19-09	Tier 1	1,650	1,650,000

Investment Banking & Brokerage 3.07%					11,741,108

Bank One Corp.	2.625	06-30-08	Tier 1	1,000	994,210

Bank One Corp.	6.000	08-01-08	Tier 1	3,100	3,125,730

JPMorgan Chase & Co.	3.625	05-01-08	Tier 1	6,625	6,621,168

Morgan Stanley	3.625	04-01-08	Tier 1	1,000	1,000,000

See notes to financial statements

12	Money Market Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Quality	Par value
Issuer	rate	date	rating (A)	(000)	Value

Machinery — Construction & Mining 1.35%					$5,183,573

Caterpillar Financial Services Corp.	2.700%	07-15-08	Tier 1	$1,494	1,484,205

Caterpillar Financial Services Corp. (P)	3.060	03-10-09	Tier 1	3,700	3,699,368

Retail — Drug Stores 3.24%					12,395,614

Wal-Mart Stores, Inc. (P)	2.700	06-16-08	Tier 1	12,395	12,395,614

Telecommunication Services 4.41%					16,902,418

AT&T, Inc. (P)	3.155	05-15-08	Tier 1	14,628	14,628,630

BellSouth Corp. (P)	3.165	08-15-08	Tier 1	2,275	2,273,788

	Interest	Maturity	Quality	Par value
Issuer	rate	date	rating (A)	(000)	Value

U.S. government obligations 6.48%					$24,785,000

(Cost $24,785,000)

Government — U.S. Agencies 6.48%					24,785,000

Federal Home Loan Bank	2.800%	02-06-09	Tier 1	$3,630	3,630,000

Federal Home Loan Bank	3.000	03-04-09	Tier 1	3,300	3,300,000

Federal Home Loan Bank	3.750	01-16-09	Tier 1	5,000	5,000,000

Federal Home Loan Mortgage Corp.	2.400	04-02-09	Tier 1	10,500	10,500,000

Federal Home Loan Mortgage Corp.	2.800	02-12-09	Tier 1	2,355	2,355,000

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Repurchase agreements 1.22%					$4,676,000

(Cost $4,676,000)

Joint Repurchase Agreement with Barclays Plc dated
3-31-08 at 1.450% to be repurchased at $4,676,188
on 4-1-08, collateralized by $3,926,970 of
U.S. Treasury Inflation Indexed Bond, 2.375%,
due 1-15-25 (valued at $4,769,520, including interest)			1.450%	$4,676	4,676,000

Total investments (Cost $392,934,693)† 102.64%					$392,934,693

Other assets and liabilities, net (2.64%)					($10,102,569)

Total net assets 100.00%					$382,832,124

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(A) Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $18,809,574 or 4.91% of the Fund’s net assets as of March 31, 2008.

† The cost of investments owned on March 31, 2008, for federal income tax purposes, was $392,934,693.

See notes to financial statements

Annual report | Money Market Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments at value (cost $392,934,693)	$392,934,693
Cash	1,895,780
Receivable for shares sold	1,675,945
Interest receivable	883,963
Receivable from affiliates	78,878
Other assets	54,373

Total assets	397,523,632

Liabilities

Payable for investments purchased	12,391,211
Payable for shares repurchased	1,133,654
Dividends payable	773,458
Payable to affiliates
Management fees	145,136
Distribution and service fees	91,786
Other	93,551
Other payables and accrued expenses	62,712

Total liabilities	14,691,508

Net assets

Capital paid-in	382,821,874
Accumulated net realized loss on investments	(1,238)
Undistributed net investment income	11,488

Net assets	$382,832,124

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($317,148,238 ÷ 317,256,579 shares)	$1.00
Class B ($34,424,034 ÷ 34,444,342 shares)[1]	$1.00
Class C ($31,259,852 ÷ 31,260,114 shares)[1]	$1.00

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

14	Money Market Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 3-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$14,165,007

Total investment income	14,165,007

Expenses

Investment management fees (Note 3)	1,448,196
Distribution and service fees (Note 3)	1,071,964
Transfer agent fees (Note 3)	501,578
Accounting and legal services fees (Note 3)	32,004
Custodian fees	78,970
Blue sky fees	58,265
Printing fees	42,971
Professional fees	33,548
Trustees’ fees	9,780
Miscellaneous	10,329

Total expenses	3,287,605
Less expense reductions (Note 3)	(547,230)

Net expenses	2,740,375

Net investment income	11,424,632

Increase in net assets from operations	$11,424,632

See notes to financial statements

Annual report | Money Market Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-07	3-31-08

Increase (decrease) in net assets

From operations
Net investment income	$9,892,200	$11,424,632
Net realized loss	(45)	—

Increase in net assets resulting from operations	9,892,155	11,424,632
Distributions to shareholders
From net investment income
Class A	(8,506,162)	(9,930,919)
Class B	(1,110,601)	(996,894)
Class C	(275,437)	(496,819)
	(9,892,200)	(11,424,632)
From Fund share transactions (Note 4)	6,053,750	152,072,048

Total increase	6,053,705	152,072,048

Net assets
Beginning of year	224,706,371	230,760,076

End of year[1]	$230,760,076	$382,832,124

1 Includes undistributed net investment income of $11,488 and $11,488, respectively.

See notes to financial statements

16	Money Market Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Year ended	3-31-04[1]	3-31-05[1]	3-31-06	3-31-07	3-31-08

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[2]	—[3]	0.01	0.03	0.04	0.04
Less distributions
From net investment income	—[3]	(0.01)	(0.03)	(0.04)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4,5] (%)	0.21	0.86	2.92	4.45	4.24

Ratios and supplemental data

Net assets, end of period (in millions)	$211	$224	$185	$195	$317
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.09	1.11	1.09	1.01
Expenses net of fee waivers, if any	0.94	0.88	0.91	0.88	0.81
Expenses net of all fee waivers and
credits	0.94	0.88	0.91	0.88	0.81
Net investment income	0.21	0.83	2.85	4.37	4.08

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

Annual report | Money Market Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Year ended	3-31-04[1]	3-31-05[1]	3-31-06	3-31-07	3-31-08

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[2]	—[3]	—[3]	0.02	0.04	0.03
Less distributions
From net investment income	—[3]	—[3]	(0.02)	(0.04)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4,5] (%)	0.12	0.50	2.05	3.57	3.36

Ratios and supplemental data

Net assets, end of period (in millions)	$89	$63	$36	$28	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89	1.85	1.86	1.83	1.77
Expenses net of fee waivers, if any	1.04	1.20	1.76	1.73	1.67
Expenses net of all fee waivers and
credits	1.04	1.20	1.76	1.73	1.66
Net investment income	0.12	0.46	1.94	3.52	3.29

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

18	Money Market Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Year ended	3-31-04[1]	3-31-05[1]	3-31-06	3-31-07	3-31-08

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[2]	—[3]	—[3]	0.02	0.04	0.03
Less distributions
From net investment income	—[3]	—[3]	(0.02)	(0.04)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4,5] (%)	0.12	0.50	2.04	3.57	3.35

Ratios and supplemental data

Net assets, end of period (in millions)	$12	$13	$4	$8	$31
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89	1.84	1.85	1.83	1.76
Expenses net of fee waivers, if any	1.04	1.19	1.75	1.73	1.66
Expenses net of all fee waivers and
credits	1.04	1.19	1.75	1.73	1.66
Net investment income	0.12	0.46	1.86	3.54	3.10

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

Annual report | Money Market Fund	19

Notes to financial statements

Note 1 Organization

John Hancock Money Market Fund (the Fund) is a diversified series of John Hancock Current Interest (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, as amended, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/ or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

20	Money Market Fund | Annual report

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemni-fied against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,238 of a capital loss car-ryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: March 31, 2012 — $1,191, March 31, 2015 — $47.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48) at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of March 31, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended March 31, 2007, the tax character of distributions paid was as follows: ordinary income $9,892,200. During the year ended March 31, 2008, the tax character of distributions paid was as follows: ordinary income $11,424,632. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of March 31, 2008, the components of distributable earnings on a tax basis included $841,010 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. For the year ended March 31, 2008, there were no permanent book/tax differences.

Annual report | Money Market Fund	21

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the Fund’s average daily net asset value in excess of $2,500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser has agreed to limit the Fund’s management fee to 0.40% of the Fund’s average daily net asset value, at least until July 31, 2008. Accordingly, the expense reductions related to management fee limitations amounted to $289,639 for the year ended March 31, 2008. The effective rate of management fee was 0.40% of the Fund’s average daily net asset value for the year ended March 31, 2008.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. JH Funds has agreed to limit the distribution and service (12b-1) fee pursuant to Class A to 0.15% of the Class’s average net asset value, at least until July 31, 2008. Accordingly, the expense reductions related to reduction in the 12b-1 fee amounted to $243,257 for the year ended March 31, 2008. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended March 31, 2008, CDSCs received by JH Funds amounted to $130,003 for Class B shares and $15,478 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of John Hancock Life Insurance Company (JHLICO). For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. Prior to June 1, 2007, the Fund paid Signature Services a monthly fee which was based on an annual rate of $16.00 for each Class A shareholder account. There were no transfer agent fee reductions during the year ended March 31, 2008. Signature Services reserves the right to terminate this limitation in the future.

22	Money Market Fund | Annual report

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended March 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $14,334 for transfer agent credits earned.

Class level expenses for the year ended March 31, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$420,878	$608,142
Class B	55,059	303,876
Class C	25,641	159,946
Total	$501,578	$1,071,964

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $32,004 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affili-ates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended March 31, 2007 and March 31, 2008, along with the corresponding dollar value.

		Year ended 3-31-07	Year ended 3-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	165,842,265	$165,842,268	288,363,612	$288,363,615
Issued in reorganization	—	—	33,151,672	33,125,522
Distributions reinvested	7,947,354	7,947,354	9,179,922	9,179,922
Repurchased	(163,879,236)	(163,879,236)	(208,260,620)	(208,260,620)
Net increase	9,910,383	$9,910,386	122,434,586	$122,408,439

Class B shares

Sold	22,754,271	$22,754,271	36,262,653	$36,262,653
Distributions reinvested	1,010,307	1,010,307	916,832	916,832
Repurchased	(31,507,708)	(31,507,711)	(30,778,622)	(30,778,625)
Net increase (decrease)	(7,743,130)	($7,743,133)	6,400,863	$6,400,860

Class C shares

Sold	17,979,513	$17,979,513	54,878,312	$54,878,312
Distributions reinvested	258,408	258,408	442,171	442,171
Repurchased	(14,351,424)	(14,351,424)	(32,057,733)	(32,057,734)
Net increase	3,886,497	$3,886,497	23,262,750	$23,262,749

Net increase	6,053,750	$6,053,750	152,098,199	$152,072,048

Annual report | Money Market Fund	23

Note 5

Reorganization

On September 12, 2007, the shareholders of John Hancock U.S. Government Cash Reserve (Cash Reserve Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Cash Reserve Fund in exchange for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 33,151,672 Class A shares of the Fund for the net assets of the Cash Reserve Fund, which amounted to $33,125,522 for the shares of the Cash Reserve Fund after the close of business on September 14, 2007.

24	Money Market Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Current Interest and Shareholders of John Hancock Money Market Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Money Market Fund (the Fund) at March 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years ended on or before March 31, 2005 were audited by another independent registered public accounting firm, whose report dated May 5, 2005 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 19, 2008

Annual report | Money Market Fund	25

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2008.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

26	Money Market Fund | Annual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Money
Market Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Current Interest (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Money Market Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and

Annual report | Money Market Fund	27

compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 3-, 5- and 10-year periods ended December 31, 2006, was lower than the performance of the Peer Group and Category medians, and its benchmark index, the 3-Month T-Bill. The Board also noted that the Fund’s performance for the more recent 1-year period was lower than the performance of the Category median and benchmark index, but higher than the performance of the Peer Group median. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Category, but not appreciably higher than the Peer Group median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were equal to or higher than the medians of the Peer Group and Category. The Board noted the differences in the funds included in the Peer Group and Category, including differences in the employment of fee waivers. The Board also noted that the most significant contributor to the difference was the Fund’s transfer agency expense, which the transfer agent has taken steps to reduce.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

28	Money Market Fund | Annual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Money Market Fund	29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1994	57

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1987	57

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1994	57

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2005	57

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

30	Money Market Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2005	57

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	57

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	260

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

Annual report | Money Market Fund	31

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

32	Money Market Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit and Compliance Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Money Market Fund	33

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York Mellon	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered public
Management (U.S.), LLC	Services, Inc.	accounting firm
101 Huntington Avenue	P.O. Box 9510	PricewaterhouseCoopers LLP
Boston, MA 02199	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

34	Money Market Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Money Market Fund.	4400A	3/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		5/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, March 31, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $28,900 for the fiscal year ended March 31, 2008 for the John Hancock Money Market Fund (John Hancock U.S. Government Cash Reserve merged into John Hancock Money Market Fund on September 14, 2007) and $38,800 for the fiscal year ended March 31, 2007 (broken out as follows: John Hancock Money Market Fund $23,900 and John Hancock U.S. Government Cash Reserve - $14,900). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended March 31, 2008 and fiscal year ended March 31, 2007 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $3,000 for the fiscal year ended March 31, 2008 for the John Hancock Money Market Fund and $4,900 (broken out as follows: John Hancock Money Market Fund $3,000 and John Hancock U.S. Government Cash Reserve - $1,900) for the fiscal year ended March 31, 2007. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended March 31, 2008 and fiscal year ended March 31, 2007 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended March 31, 2008, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,354,936 for the fiscal year ended March 31, 2008 and $872,192 for the fiscal year ended March 31, 2007.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 28, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: May 28, 2008